LEASES (Details)	Dec. 28, 2025 USD ($)
LEASES
2026	$ 403,939
2027	322,686
2028	219,824
2029	214,859
2030	215,034
Thearafter	347,669
Total future minimum lease payments	1,724,011
Less - interest	(155,563)
Present value of lease payments	$ 1,568,448